Intangible Assets (Details 2) $ in Thousands, $ in Thousands	7 Months Ended		12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2018 NZD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2015 NZD ($)
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 0		$ 0	$ 0	$ 2,347
Impairment loss recognised in profit or loss, goodwill	0	$ 0	0	(2,157)	0
Australia [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 0		$ 0	$ 2,157	$ 2,347